INVESTMENTS - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interests in Other Entities [Abstract]
Realized losses	$ 0	$ 0
Unrealized gains (losses)	$ 17,000,000	$ (296,000,000)
Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest	37.50%
Maple Leaf Sports and Entertainment Limited (MLSE) | Parent Company and BCE, Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest	75.00%
Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest	50.00%
Glentel | BCE Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest	50.00%